Report of the directors financial review risk report - Scenario weightings (Details)	6 Months Ended
Jun. 30, 2022 market
Disclosure of financial assets [line items]
Markets with lower uncertainty	4
United States, Canada, Mexico
Disclosure of financial assets [line items]
Markets with lower uncertainty	3
Upside And Central Scenario | Mainland China
Disclosure of financial assets [line items]
Probability	60.00%
Upside And Central Scenario | Hong Kong
Disclosure of financial assets [line items]
Probability	60.00%
Upside And Central Scenario | UK
Disclosure of financial assets [line items]
Probability	60.00%
Upside And Central Scenario | United States, Canada, Mexico
Disclosure of financial assets [line items]
Probability	65.00%
Upside And Central Scenario | France
Disclosure of financial assets [line items]
Probability	50.00%
Upside And Central Scenario | UAE
Disclosure of financial assets [line items]
Probability	70.00%